Property, Plant and Equipment	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment
4.	Property, plant and equipment

	Plant and machinery	Leasehold premises	Computer systems and office equipment	Renovation	Tester and tools	Motor vehicles	Total	Total
	RM	RM	RM	RM	RM	RM	RM	USD
Cost:
Balance at July 1, 2022	9,279,489	2,269,108	1,841,658	1,319,374	2,100,354	73,287	16,883,270	3,580,226
Additions	45,121	-	88,994	11,600	249,339	-	395,054	83,774
Modification of lease liability	-	532,423	-	-	-	-	532,423	112,904
Write-off	-	-	(88,467)	(16,800)	(6,597)	-	(111,864)	(23,722)
Balance at June 30, 2023	9,324,610	2,801,531	1,842,185	1,314,174	2,343,096	73,287	17,698,883	3,753,182
Additions	130,226	-	38,593	312,053	49,105	51,350	581,327	123,275
Write-off	(146,444)	-	(54,675)	(6,922)	-	-	(208,041)	(44,117)
Balance at June 30, 2024	9,308,392	2,801,531	1,826,103	1,619,305	2,392,201	124,637	18,072,169	3,832,340

Accumulated depreciation
Balance at July 1, 2022	5,886,202	691,413	1,712,794	1,273,670	1,783,576	73,285	11,420,940	2,421,897
Depreciation	555,531	616,206	108,879	20,775	126,574	-	1,427,965	302,811
Write-off	-	-	(88,447)	(16,800)	(4,795)	-	(110,042)	(23,336)
Balance at June 30, 2023	6,441,733	1,307,619	1,733,226	1,277,645	1,905,355	73,285	12,738,863	2,701,372
Depreciation	517,006	458,923	82,916	41,586	141,797	3,423	1,245,651	264,150
Write-off	(146,444)	-	(54,671)	(6,921)	-	-	(208,036)	(44,116)
Balance at June 30, 2024	6,812,295	1,766,542	1,761,471	1,312,310	2,047,152	76,708	13,776,478	2,921,406

Carrying amount
Balance at June 30, 2023	2,882,877	1,493,912	108,959	36,529	437,741	2	4,960,020	1,051,810

Balance at June 30, 2024	2,496,097	1,034,989	64,632	306,995	345,049	47,929	4,295,691	910,934

Right-of-use assets acquired under leasing arrangements are presented together with the owned assets of the same class. Details of such leased assets are disclosed in Note 11 to the financial statements.